Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash Flow from Operating Activities:
Net income	$ 391,371	$ 346,665	$ 343,906
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	159,614	181,477	195,940
Loss from divestiture of a subsidiary			23,399
Equity-based compensation expense	43,429	36,631	44,455
Deferred income taxes	(4,857)	1,252	(19,137)
Excess tax benefit from equity-based compensation	(181)	(178)	(126)
Gain on sale of investments	(9,172)
Loss (gain) from short-term interest-bearing investments	3,041	1,386	(1,284)
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	(106,551)	38,062	(131,387)
Prepaid expenses and other current assets	1,601	(10,741)	9,009
Other noncurrent assets	19,734	(15,807)	(35,948)
Accounts payable, accrued expenses and accrued personnel	60,200	(46,976)	187,652
Deferred revenue	(55,811)	(34,444)	33,927
Income taxes payable, net	14,305	27,289	20,272
Other noncurrent liabilities	(2,654)	10,876	14,520
Net cash provided by operating activities	514,069	535,492	685,198
Cash Flow from Investing Activities:
Payments for purchase of equipment and leasehold improvements, net	(122,053)	(109,779)	(86,945)
Proceeds from sale of short-term interest-bearing investments	440,145	591,147	1,503,231
Purchase of short-term interest-bearing investments	(337,989)	(521,999)	(1,449,494)
Net cash paid for acquisitions		(162,964)	(200,307)
Net cash received from divestiture of a subsidiary			20,275
Cash received from sale of investments	11,172
Other	(8,564)	(18,076)	1,734
Net cash used in investing activities	(17,289)	(221,671)	(211,506)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	200,000	250,000	200,000
Payments under financing arrangements	(250,000)	(200,000)
Repurchase of shares	(484,608)	(624,241)	(389,287)
Proceeds from employee stock options exercised	86,674	56,474	23,644
Payments under capital lease, short-term financing arrangements and other	(1,059)	(878)	(616)
Net cash used in financing activities	(448,993)	(518,645)	(166,259)
Net increase (decrease) in cash and cash equivalents	47,787	(204,824)	307,433
Cash and cash equivalents at beginning of year	831,371	1,036,195	728,762
Cash and cash equivalents at end of year	879,158	831,371	1,036,195
Cash paid for:
Income taxes, net of refunds	36,909	19,611	46,448
Interest	$ 408	$ 433	$ 2,846